Licensing Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Licensing Agreement
Licensing Agreement

Note 6 – Licensing Agreement

On June 27th, 2019, the Company executed an exclusive license agreement with Novo MedSpa Addison Corp (“Novo Medspa”) providing the Company with the exclusive rights to the Novopelle brand and to establish new Novopelle branded MedSpa locations on a worldwide basis (the “Exclusive License”). In consideration for the Exclusive License, the Company paid Novo MedSpa a one-time cash payment of $40,000 and issued to Novo MedSpa 250,000 shares of the Company’s common stock. The 250,000 shares of the Company’s common stock were valued at $0.10 per share or $25,000.

During the fourth quarter of 2019, the Company opened a new MedSpa location and paid Novo MedSpa a one-time cash payment of $30,000 as a new location fee pursuant to the exclusive license agreement.

On May 13, 2020, the Company provided Novo Medspa with notice to terminate the June 27, 2019 License Agreement in pursuit of the Company’s desire to establish and develop its own brand and have the flexibility to offer additional products and services that are not currently available at Novopelle branded locations, which was effective immediately. Accordingly, the license of $95,000 was impaired in full during the second quarter of 2020.

Note 5 – Licensing Agreement

On June 27th, 2019, the Company executed an exclusive license agreement with Novo MedSpa Addison Corp (“Novo MedSpa”) providing the Company with the exclusive rights to the Novopelle brand and to establish new Novopelle branded MedSpa locations on a worldwide basis (the “Exclusive License”). In consideration for the Exclusive License, the Company paid Novo MedSpa a one-time cash payment of $40,000 and issued to Novo MedSpa 250,000 shares of the Company’s common stock. The 250,000 shares of the Company’s common stock were valued at $0.10 per share or $25,000.

During the fourth quarter of 2019, the Company opened a new MedSpa location and paid Novo MedSpa a one-time cash payment of $30,000 as a new location fee pursuant to the exclusive license agreement.

On May 13, 2020, the Company provided Novo MedSpa with notice to terminate the June 27, 2019 License Agreement in pursuit of the Company’s desire to establish and develop its own brand and have the flexibility to offer additional products and services that are not currently available at Novopelle branded locations, which was effective immediately. Accordingly, the license of $95,000 was impaired in full during the second quarter of 2020.